Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000026555
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		10.09%	3.98%	6.00%
C000026554
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026557
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		12.44%	3.99%	5.60%
C000026553
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064139
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000031163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200442
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		7.55%	1.50%	3.59%
C000026508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		11.95%	1.87%	3.39%
C000026506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064130
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200436
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000067743
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		13.32%	5.20%	7.02%
C000067744
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		18.06%	5.60%	6.82%
C000067747
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000067746
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026600
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.57%	0.43%	1.38%
C000080406
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.13%	0.13%	0.85%
C000026598
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064146
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.66%	0.50%	2.18%
C000114199
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.19%	0.20%	1.65%
C000114194
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000114195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000035573
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.14%	0.90%	0.95%
C000035571
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064166
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000034728
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.06%	0.74%	3.03%
C000041556
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.62%	0.45%	2.50%
C000034730
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026594
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.99%	0.63%	2.26%
C000026596
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.82%	0.58%	1.98%
C000026592
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064145
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114203
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.11%	1.02%	1.89%
C000114204
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.99%	0.97%	1.61%
C000114206
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000114207
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026603
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.40%	0.41%	1.76%
C000080407
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.96%	0.12%	1.23%
C000026602
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064147
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.38%	1.17%	1.33%
C000026621
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.39%	1.34%	1.25%
C000026618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064150
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000222834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C-2 (excluding sales charge)
Average Annual Return, Percent		2.18%	1.14%	1.05%
C000207236
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000207238
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000026680
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		6.56%	2.33%	4.00%
C000026682
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		8.89%	2.35%	3.62%
C000026678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064161
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200456
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000077188
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026669
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		9.21%	3.45%	2.86%
C000026668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064159
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000040829
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		9.59%	3.75%	3.50%
C000040830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		11.94%	3.76%	3.13%
C000040832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064168
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200459
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000074976
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.75%	0.57%	2.56%
C000065241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026536
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.17%	1.43%	2.65%
C000026538
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.31%	1.45%	2.27%
C000026534
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064136
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026524
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.09%)	(3.28%)	(0.17%)
C000031146
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026525
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.03%	(3.26%)	(0.53%)
C000026523
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064133
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000122921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
Without Sales Load [Member] | C000026555
Average Annual Return [Line Items]
Average Annual Return, Percent		14.38%	4.78%	6.40%
Without Sales Load [Member] | C000026554
Average Annual Return [Line Items]
Average Annual Return, Percent		14.51%	4.97%	6.62%
Without Sales Load [Member] | C000026557
Average Annual Return [Line Items]
Average Annual Return, Percent		13.44%	3.99%	5.60%
Without Sales Load [Member] | C000026553
Average Annual Return [Line Items]
Average Annual Return, Percent		14.72%	5.24%	6.88%
Without Sales Load [Member] | C000064139
Average Annual Return [Line Items]
Average Annual Return, Percent		14.57%	5.12%	6.77%
Without Sales Load [Member] | C000031163
Average Annual Return [Line Items]
Average Annual Return, Percent		13.98%	4.51%	6.14%
Without Sales Load [Member] | C000200442
Average Annual Return [Line Items]
Average Annual Return, Percent		14.57%	5.11%	6.74%
Without Sales Load [Member] | C000026507
Average Annual Return [Line Items]
Average Annual Return, Percent		13.81%	2.65%	4.18%
Without Sales Load [Member] | C000026508
Average Annual Return [Line Items]
Average Annual Return, Percent		12.95%	1.87%	3.39%
Without Sales Load [Member] | C000026506
Average Annual Return [Line Items]
Average Annual Return, Percent		14.26%	3.09%	4.64%
Without Sales Load [Member] | C000064130
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%	2.99%	4.53%
Without Sales Load [Member] | C000200436
Average Annual Return [Line Items]
Average Annual Return, Percent		14.06%	2.93%	4.48%
Without Sales Load [Member] | C000067743
Average Annual Return [Line Items]
Average Annual Return, Percent		19.91%	6.40%	7.62%
Without Sales Load [Member] | C000067744
Average Annual Return [Line Items]
Average Annual Return, Percent		19.06%	5.60%	6.82%
Without Sales Load [Member] | C000067747
Average Annual Return [Line Items]
Average Annual Return, Percent		20.45%	6.86%	8.10%
Without Sales Load [Member] | C000067746
Average Annual Return [Line Items]
Average Annual Return, Percent		20.34%	6.75%	8.00%
Without Sales Load [Member] | C000026600
Average Annual Return [Line Items]
Average Annual Return, Percent		3.91%	0.88%	1.61%
Without Sales Load [Member] | C000080406
Average Annual Return [Line Items]
Average Annual Return, Percent		3.13%	0.13%	0.85%
Without Sales Load [Member] | C000026598
Average Annual Return [Line Items]
Average Annual Return, Percent		4.25%	1.22%	1.94%
Without Sales Load [Member] | C000064146
Average Annual Return [Line Items]
Average Annual Return, Percent		4.15%	1.12%	1.84%
Without Sales Load [Member] | C000114198
Average Annual Return [Line Items]
Average Annual Return, Percent		3.97%	0.96%	2.41%
Without Sales Load [Member] | C000114199
Average Annual Return [Line Items]
Average Annual Return, Percent		3.19%	0.20%	1.65%
Without Sales Load [Member] | C000114194
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%	1.31%	2.77%
Without Sales Load [Member] | C000114195
Average Annual Return [Line Items]
Average Annual Return, Percent		4.23%	1.21%	2.67%
Without Sales Load [Member] | C000035573
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%	1.36%	1.18%
Without Sales Load [Member] | C000035571
Average Annual Return [Line Items]
Average Annual Return, Percent		3.88%	1.77%	1.58%
Without Sales Load [Member] | C000064166
Average Annual Return [Line Items]
Average Annual Return, Percent		3.78%	1.66%	1.48%
Without Sales Load [Member] | C000034728
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%	1.20%	3.27%
Without Sales Load [Member] | C000041556
Average Annual Return [Line Items]
Average Annual Return, Percent		2.61%	0.45%	2.50%
Without Sales Load [Member] | C000034730
Average Annual Return [Line Items]
Average Annual Return, Percent		3.69%	1.50%	3.58%
Without Sales Load [Member] | C000064163
Average Annual Return [Line Items]
Average Annual Return, Percent		3.59%	1.40%	3.47%
Without Sales Load [Member] | C000203307
Average Annual Return [Line Items]
Average Annual Return, Percent		3.54%	1.35%	3.42%
Without Sales Load [Member] | C000026594
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%	1.09%	2.49%
Without Sales Load [Member] | C000026596
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%	0.58%	1.98%
Without Sales Load [Member] | C000026592
Average Annual Return [Line Items]
Average Annual Return, Percent		4.66%	1.40%	2.81%
Without Sales Load [Member] | C000064145
Average Annual Return [Line Items]
Average Annual Return, Percent		4.56%	1.30%	2.70%
Without Sales Load [Member] | C000203303
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	1.25%	2.65%
Without Sales Load [Member] | C000114203
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	1.48%	2.12%
Without Sales Load [Member] | C000114204
Average Annual Return [Line Items]
Average Annual Return, Percent		3.99%	0.97%	1.61%
Without Sales Load [Member] | C000114206
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%	1.83%	2.47%
Without Sales Load [Member] | C000114207
Average Annual Return [Line Items]
Average Annual Return, Percent		4.77%	1.73%	2.37%
Without Sales Load [Member] | C000026603
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%	0.87%	1.99%
Without Sales Load [Member] | C000080407
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%	0.12%	1.23%
Without Sales Load [Member] | C000026602
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%	1.20%	2.33%
Without Sales Load [Member] | C000064147
Average Annual Return [Line Items]
Average Annual Return, Percent		3.97%	1.10%	2.23%
Without Sales Load [Member] | C000203304
Average Annual Return [Line Items]
Average Annual Return, Percent		3.92%	1.05%	2.17%
Without Sales Load [Member] | C000026620
Average Annual Return [Line Items]
Average Annual Return, Percent		3.70%	1.64%	1.56%
Without Sales Load [Member] | C000026621
Average Annual Return [Line Items]
Average Annual Return, Percent		3.39%	1.34%	1.25%
Without Sales Load [Member] | C000026618
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	2.05%	1.96%
Without Sales Load [Member] | C000064150
Average Annual Return [Line Items]
Average Annual Return, Percent		4.01%	1.95%	1.86%
Without Sales Load [Member] | C000222834
Average Annual Return [Line Items]
Average Annual Return, Percent		3.18%	1.14%	1.05%
Without Sales Load [Member] | C000203305
Average Annual Return [Line Items]
Average Annual Return, Percent		3.96%	1.89%	1.81%
Without Sales Load [Member] | C000207236
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%	1.78%	2.18%
Without Sales Load [Member] | C000207238
Average Annual Return [Line Items]
Average Annual Return, Percent		3.75%	1.52%	2.30%
Without Sales Load [Member] | C000026680
Average Annual Return [Line Items]
Average Annual Return, Percent		10.71%	3.11%	4.40%
Without Sales Load [Member] | C000026682
Average Annual Return [Line Items]
Average Annual Return, Percent		9.89%	2.35%	3.62%
Without Sales Load [Member] | C000026678
Average Annual Return [Line Items]
Average Annual Return, Percent		11.11%	3.49%	4.78%
Without Sales Load [Member] | C000064161
Average Annual Return [Line Items]
Average Annual Return, Percent		11.01%	3.39%	4.68%
Without Sales Load [Member] | C000200456
Average Annual Return [Line Items]
Average Annual Return, Percent		10.95%	3.34%	4.62%
Without Sales Load [Member] | C000077188
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%	1.42%	3.97%
Without Sales Load [Member] | C000026669
Average Annual Return [Line Items]
Average Annual Return, Percent		13.46%	4.25%	3.25%
Without Sales Load [Member] | C000026668
Average Annual Return [Line Items]
Average Annual Return, Percent		13.91%	4.64%	3.67%
Without Sales Load [Member] | C000064159
Average Annual Return [Line Items]
Average Annual Return, Percent		13.80%	4.56%	3.56%
Without Sales Load [Member] | C000040829
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%	4.54%	3.90%
Without Sales Load [Member] | C000040830
Average Annual Return [Line Items]
Average Annual Return, Percent		12.94%	3.76%	3.13%
Without Sales Load [Member] | C000040832
Average Annual Return [Line Items]
Average Annual Return, Percent		14.23%	4.96%	4.32%
Without Sales Load [Member] | C000064168
Average Annual Return [Line Items]
Average Annual Return, Percent		14.12%	4.86%	4.21%
Without Sales Load [Member] | C000200459
Average Annual Return [Line Items]
Average Annual Return, Percent		14.06%	4.80%	4.16%
Without Sales Load [Member] | C000074976
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%	1.35%	2.96%
Without Sales Load [Member] | C000065241
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	1.75%	3.37%
Without Sales Load [Member] | C000026536
Average Annual Return [Line Items]
Average Annual Return, Percent		4.07%	2.21%	3.04%
Without Sales Load [Member] | C000026538
Average Annual Return [Line Items]
Average Annual Return, Percent		3.30%	1.45%	2.27%
Without Sales Load [Member] | C000026534
Average Annual Return [Line Items]
Average Annual Return, Percent		4.44%	2.57%	3.40%
Without Sales Load [Member] | C000064136
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%	2.46%	3.30%
Without Sales Load [Member] | C000026524
Average Annual Return [Line Items]
Average Annual Return, Percent		3.80%	(2.53%)	0.22%
Without Sales Load [Member] | C000031146
Average Annual Return [Line Items]
Average Annual Return, Percent		3.95%	(2.39%)	0.37%
Without Sales Load [Member] | C000026525
Average Annual Return [Line Items]
Average Annual Return, Percent		3.03%	(3.26%)	(0.53%)
Without Sales Load [Member] | C000026523
Average Annual Return [Line Items]
Average Annual Return, Percent		4.22%	(2.14%)	0.62%
Without Sales Load [Member] | C000064133
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	(2.24%)	0.52%
Without Sales Load [Member] | C000200439
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%	(2.29%)	0.47%
Without Sales Load [Member] | C000122921
Average Annual Return [Line Items]
Average Annual Return, Percent		12.00%	3.45%	4.16%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	0.84%	2.16%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		4.26%	(1.46%)	0.58%
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		4.26%	(1.46%)	0.58%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		4.18%	(2.90%)	(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		3.97%	2.63%	3.02%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		8.29%	9.51%	8.33%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		9.79%	11.01%	9.83%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		9.79%	11.01%	9.83%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		9.79%	11.01%	9.83%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		9.79%	11.01%	9.83%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		9.79%	11.01%	9.83%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Supplemental Index
Average Annual Return, Percent		13.25%	6.10%	7.75%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Supplemental Index
Average Annual Return, Percent		13.25%	6.10%	7.75%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Supplemental Index
Average Annual Return, Percent		13.25%	6.10%	7.75%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%	0.81%	2.05%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Supplemental Index
Average Annual Return, Percent		13.25%	6.10%	7.75%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		4.44%	0.92%	1.85%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		4.44%	0.92%	1.85%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		4.44%	0.92%	1.85%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		4.44%	0.92%	1.85%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.28%	0.83%	2.09%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.28%	0.83%	2.09%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.28%	0.83%	2.09%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.28%	0.83%	2.09%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		2.86%	1.68%	1.45%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		2.86%	1.68%	1.45%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		2.86%	1.68%	1.45%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.35%	1.90%	4.14%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.35%	1.90%	4.14%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.35%	1.90%	4.14%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.35%	1.90%	4.14%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		2.35%	1.90%	4.14%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		4.49%	1.17%	2.10%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		4.49%	1.17%	2.10%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		4.49%	1.17%	2.10%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		4.49%	1.17%	2.10%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		4.21%	0.86%	2.02%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		4.21%	0.86%	2.02%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		4.21%	0.86%	2.02%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		4.21%	0.86%	2.02%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		4.21%	0.86%	2.02%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.04%	1.82%	1.61%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		4.28%	0.83%	2.09%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		9.59%	2.50%	3.61%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		9.59%	2.50%	3.61%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		9.59%	2.50%	3.61%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		9.59%	2.50%	3.61%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		9.59%	2.50%	3.61%
PIMCO INDEX: J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
Average Annual Return, Percent		5.79%	2.21%	4.21%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		8.86%	2.15%	2.07%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		11.76%	2.06%	2.57%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		11.76%	2.06%	2.57%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		11.76%	2.06%	2.57%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		11.76%	2.06%	2.57%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		11.76%	2.06%	2.57%
PIMCO INDEX: Bloomberg Global Advantage Bond Index (GLADI)(USD, Partially Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
Average Annual Return, Percent		4.62%	1.09%	2.27%
PIMCO INDEX: Bloomberg Global Advantage Bond Index (GLADI)(USD, Partially Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
Average Annual Return, Percent		4.62%	1.09%	2.27%
PIMCO INDEX: 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Supplemental Index
Average Annual Return, Percent		9.75%	2.25%	3.30%

[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.
[2]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.
[3]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.
[4]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.
[5]	The Supplemental Index is comprised of 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified.